Equity (Notes)	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
10. Equity
Changes to equity during the six months ended June 30, 2016, were as follows:

	Western Shareholders' Equity	Non-controlling Interest	Total Equity
	(In thousands)
Balance at December 31, 2015	$1,299,297	$1,646,609	$2,945,906
Net income	95,953	46,496	142,449
Other comprehensive loss, net of tax	(52)	(70)	(122)
Dividends	(70,286)	—	(70,286)
Stock-based compensation	2,169	4,501	6,670
Tax deficiency from stock-based compensation	(441)	—	(441)
Distributions to non-controlling interests	—	(41,532)	(41,532)
NTI merger	(14,020)	(1,329,348)	(1,343,368)
Transaction costs for NTI merger	(12,431)	—	(12,431)
Issuance of WNRL common units	—	92,460	92,460
Offering costs for issuance of WNRL common units	—	(330)	(330)
Treasury stock issuance	438,168	—	438,168
Treasury stock purchases	(75,000)	—	(75,000)
Balance at June 30, 2016	$1,663,357	$418,786	$2,082,143

Changes to equity during the six months ended June 30, 2015, were as follows:

	Western Shareholders' Equity	Non-controlling Interest	Total Equity
	(In thousands)
Balance at December 31, 2014	$1,119,708	$1,667,936	$2,787,644
Net income	239,908	148,927	388,835
Other comprehensive income, net of tax	57	66	123
Dividends	(61,114)	—	(61,114)
Stock-based compensation	2,148	5,851	7,999
Excess tax benefit from stock-based compensation	848	—	848
Distributions to non-controlling interests	—	(101,528)	(101,528)
Treasury stock purchases	(25,000)	—	(25,000)
Other	—	(221)	(221)
Balance at June 30, 2015	$1,276,555	$1,721,031	$2,997,586

Share Issuance
Pursuant to the Merger Agreement, we issued 17.1 million shares of Western common stock including 11.6 million treasury shares on June 23, 2016. See Note 21, Acquisitions, for further discussion of the Merger.
Share Repurchase Programs
Our board of directors has periodically approved various share repurchase programs authorizing us to repurchase up to $200 million of our outstanding common stock, per program. Our board of directors approved our current share repurchase program in September of 2015 ("September 2015 Program"). The September 2015 program is scheduled to expire on December 31, 2016. Our common stock repurchase programs are subject to discontinuance by our board of directors at any time.
The following table summarizes our share repurchase activity for the September 2015 Program:

	Number of shares purchased	Cost of share purchases (In thousands)
Shares purchased at December 31, 2015	—	$—
Shares purchased during Q1, 2016	2,462,350	75,000
Shares purchased at March 31, 2016	2,462,350	75,000
Shares purchased during Q2, 2016	—	—
Shares purchased at June 30, 2016	2,462,350	$75,000

As of June 30, 2016, we had $125.0 million remaining in authorized expenditures under the September 2015 Program.
Dividends
The table below summarizes our 2016 cash dividend declarations, payments and scheduled payments:

	Declaration Date	Record Date	Payment Date	Dividend per Common Share	Total Payment (In thousands)
First quarter	January 6	January 20	February 4	$0.38	$35,601
Second quarter	April 8	April 18	May 2	0.38	34,685
Third quarter (1)	July 15	July 25	August 9	0.38	—
Total					$70,286
(1) The third quarter 2016 cash dividend of $0.38 per common share will result in an estimated aggregate payment of $41.2 million.
NTI Distributions
The table below summarizes NTI's 2016 quarterly distribution declarations, payments and scheduled payments:

Declaration Date	Record Date	Payment Date	Distribution per Unit
February 3, 2016	February 12, 2016	February 19, 2016	$0.38
June 13, 2016	June 23, 2016	June 23, 2016	0.18
Total			$0.56

WNRL Distributions
The table below summarizes WNRL's 2016 quarterly distribution declarations, payments and scheduled payments:

Declaration Date	Record Date	Payment Date	Distribution per Common and Subordinated Unit
February 1, 2016	February 11, 2016	February 26, 2016	$0.3925
April 25, 2016	May 13, 2016	May 27, 2016	0.4025
July 26, 2016	August 12, 2016	August 26, 2016	0.4125
Total			$1.2075
In addition to its quarterly distributions, WNRL paid incentive distributions of $0.9 million, $1.7 million, $0.14 million and $0.16 million for the three and six months ended June 30, 2016 and 2015, respectively, to Western as its general partner and holder of its incentive distribution rights.